Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1.
   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION:
    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

REVENUE RECOGNITION:
Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. See Note
10
for further information.

TRADE RECEIVABLES:
    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third
parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after
30
 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was
$67,417
and
$14,178
at
March 31, 2020
and
March 31, 2019,
respectively.

INVENTORIES:
    Inventories consist of prime coil, non-standard coil and tubular materials. Prime coil inventory consists primarily of raw materials, non-standard coil inventory consists primarily of raw materials and tubular inventory consists of both raw materials and finished goods. Cost for prime coil inventory is determined using the average cost method. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. During the second
quarter of fiscal
2020,
tubular finished goods inventory was written down
$955,605
to lower the carrying value to net realizable value. Obsolete or slow-moving inventories are not
significant based on the Company’s review of inventories. Accordingly, no
allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31
	20 20	2019
Prime coil inventory	$17,190,435	$26,240,439
Non-standard coil inventory	1,550,734	2,078,008
Tubular raw material	4,888,542	4,418,750
Tubular finished goods	12,038,532	16,324,889
	$35,668,243	$49,062,086

Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured and new mill reject pipe that the Company purchases from U.S. Steel Tubular Products, Inc.

Effective
April 1, 2018,
the Company changed its method for valuing prime coil inventory of the coil segment from the last-in, first
-out (“LIFO”) method to the average cost method. All of the fiscal
2020
and fiscal
2019
amounts reported in this Annual Report are based on the average cost method. The
March 31, 2018
stockholders' equity information presented in this Annual Report was adjusted as a result of the retrospective application of this change in accounting principle.

PROPERTY, PLANT AND EQUIPMENT:
    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)		20
Machinery and equipment (in years)	10	to	15
Yard improvements (in years)	5	to	15
Loaders and other rolling stock (in years)	5	to	10

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may
not
be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying amount exceeds its estimated fair value. Long-lived assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less cost to sell. At
March 31, 2020,
the Company determined that indicators of impairment were present for the Company’s pipe finishing facility due to inconsistent operating results and uncertainty related to future operating expectations. The Company performed an impairment review of the facility’s assets which resulted in an impairment loss of
$4,338,419
being recognized at
March 31, 2020.
See Note
5
for further information related to this impairment review.

Maintenance and repairs are expensed as incurred.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:
    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was
$99,864
and
$210,257
at
March 31, 2020
and
March 31, 2019,
respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

SHIPPING COSTS:
    Sales are increased for freight billed to customers and freight costs are charged to cost of products sold.

SUPPLEMENTAL CASH FLOW INFORMATION:
    The Company paid interest of approximately
$5,000
and
$17,500
in fiscal
2020
and
2019,
respectively. The Company paid income taxes of approximately
$261,000
and
$1,846,000
in fiscal
2020
and
2019,
respectively. In fiscal
2020,
there were noncash transactions totaling
$121,000
for the transfer of ownership of life insurance policies from the Company to officers upon their retirement. In fiscal
2020,
non-cash investing activities consisted of the initial recognition of a finance lease right of use asset in the amount of
$518,616.
In fiscal
2020,
the Company wrote off fully depreciated fixed assets that were no
longer in use with an original cost and accumulated depreciation of approximately
$4,721,500.

INCOME TAXES:
    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not
believe that any are more likely than
not
to be overturned by the respective tax jurisdiction. Therefore, no
liability for uncertain tax positions has been recognized.

USE OF ESTIMATES:
    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates that are subject to the Company’s assumptions include the fair value of the pipe-finishing facility, determination of useful lives for fixed assets, determination of the allowance for doubtful accounts and the determination of net realizable value relative to inventory. The pipe-finishing facility impairment analysis requires assumptions related to future operations of the facility and estimates related to the replacement cost and value in exchange for the assets. The determination of useful lives for depreciation of fixed assets requires the Company to make assumptions regarding the future productivity of the Company’s fixed assets. The allowance for doubtful accounts requires the Company to draw conclusions on the future collectability of the Company’s accounts receivable. The determination of net realizable value when reviewing inventory value requires the Company to make assumptions concerning sales trends, customer demand and steel industry market conditions. Actual results could differ from these estimates.

FINANCIAL INSTRUMENTS:
    Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.

EARNINGS PER SHARE:
  The Company uses the
two
-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to vote and receive dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no
difference in undistributed earnings allocated to each participating security. Accordingly, unvested restricted shares are included in the basic computation of earnings per share. Net income per basic common share is computed using the weighted average number of common shares and participating securities outstanding during the period. Net income per diluted common share is computed using the weighted average number of common shares, participating securities and potential common shares outstanding during the period.

ECONOMIC RELATIONSHIP:
    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company. In
March 2020,
U.S. Steel announced the idling of their Lone Star Tubular Operations which is our sole supplier of mill reject pipe. At
March 31, 2020,
we had approximately
26,500
tons of mill reject inventory which we believe to be
one
to
two
years of inventory. Mill reject pipe sales contributed gross profit of approximately
$1,471,000
in fiscal
2020
and
$1,617,000
in fiscal
2019.
We expect the idling to have a negative impact on our operations as we eventually sell out of inventory.

Coil segment sales to Trinity Industries, Inc. accounted for approximately
18%
and
21%
of total Company sales in fiscal
2020
and
2019,
respectively.
No
other customers accounted for
10%
or more of total sales in the
two
years ended
March
31,
2020.
Loss of Trinity as a customer could have a material adverse effect on the Company’s business.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not
require collateral. Generally, receivables are due within
30
 days.

RISKS AND UNCERTAINTIES: COVID-
19
-
In
March 2020,
the World Health Organization declared the novel strain of coronavirus (“COVID-
19”
) a global pandemic. In addition to the devastating effects on human life, this contagious virus has adversely affected economies globally. It has also disrupted the normal operations of many businesses, including ours and many of our customers. Our facilities have continued to operate during this crisis but we are operating with modifications to our facility practices, employee travel, employee work locations and virtualization or cancellation of company and customer events, among other modifications. We may
take further actions that alter our business operations as the situation evolves. Our coil segment experienced a significant drop in demand for
April 2020
but a rapid improvement for
May 2020
and
June 2020.
Our tubular segment experienced a significant drop in demand as well but has not
seen as quick of a recovery due to COVID-
19
having a significant impact on the energy industry and other underlying issues within the energy industry. There are no
comparable events that provide guidance as to the effect the COVID-
19
pandemic
may
have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. We do not
yet know the full extent of the effects on the economy, the markets we serve, our business or our operations.

NEW ACCOUNTING PRONOUNCEMENTS:
   In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No.
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
). ASU
2014
-
09
states that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The update supersedes prior revenue recognition guidance, including industry-specific guidance. Effective
April 1, 2018,
the Company adopted the new standard through the modified retrospective method applied to those contracts that were not
completed as of
April 1, 2018
and those contracts initiated on or after
April 1, 2018.
Results for reporting periods beginning on or after
April 1, 2018
are presented under the new standard. The modified retrospective method requires that the cumulative effect of initially applying the new guidance be recorded as an adjustment to the opening balance of retained earnings in the consolidated balance sheet. The adoption of this new accounting guidance did not
have an impact on prior period earnings and
no
adjustment was recorded to the opening retained earnings balance as of
April 1, 2018.
The adoption did
not
have a financial statement impact to the Company but did result in expanded disclosures which are provided in Note
10.

In
February 2016,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No.
2016
-
02,
Leases (“ASU
2016
-
02”
). ASU
2016
-
02
establishes a new lease accounting standard that requires lessees to recognize a right of use asset and related lease liability for most leases having lease terms of more than
12
months. Leases with a term of
12
months or less will be accounted for similar to prior guidance for operating leases. In
July 2018,
the FASB issued Accounting Standards Update
No.
2018
-
10,
Codification Improvements to Topic
842,
Leases, to clarify how to apply certain aspects of the new standard. In
July 2018,
the FASB also issued Accounting Standards Update
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements, to give entities another option for transition and to provide practical expedients to reduce the cost and complexity of implementing the new standard. ASU
2016
-
02
and all subsequently issued amendments, collectively "ASC
842,"
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years.

The Company adopted ASC
842
on
April 1, 2019
using the optional transition method under which the new standard is applied only to the most current period presented and the cumulative effect of applying the new standard to existing lease agreements is recognized at the date of initial application. The adoption of ASC
842
resulted in the recording of right-of-use lease assets and lease liabilities of approximately
$63,000.
The Company elected the package of transition practical expedients related to lease identification, lease classification, and initial direct costs. In addition, the Company made the following accounting policy elections: (
1
) the Company will
not
separate lease and non-lease components by class of underlying asset and (
2
) the Company will apply the short-term lease exemption by class of underlying asset. The adoption of this standard did not
have a material impact on the Company’s consolidated statement of operations or cash flows and did not
result in a cumulative adjustment to retained earnings. See Note
4
– Leases for additional information.

In
June 2016,
the FASB issued Accounting Standards Update
2016
-
13,
Financial Instruments — Credit Losses (ASC
326
): Measurement of Credit Losses on Financial Instruments (“ASU
2016
-
13”
). ASU
2016
-
13
requires, among other things, the use of a new current expected credit loss ("CECL") model to determine the allowance for doubtful accounts with respect to accounts receivable. The CECL model requires estimation of lifetime expected credit loss with respect to receivables and recognition of allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. Subsequently, in
November 2018,
the FASB issued Accounting Standards Update
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses (ASC
326
), which clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC
842,
Leases. ASU
2016
-
13
called for an effective date for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
In
November 2019,
the FASB issued Accounting Standards Update
2019
-
10,
Financial Instruments ‒ Credit Losses (Topic
326
), Derivatives and Hedging (Topic
815
), and Leases (Topic
842
): Effective Dates (“ASU
2019
-
10”
). ASU
2019
-
10
defers the effective date of ASU
2016
-
13
for SEC filers that are eligible to be smaller reporting companies, private companies, not
-for-profit organizations and employee benefit plans to annual periods beginning after
December 15, 2022,
including interim periods within those annual periods. The Company qualifies as a smaller reporting company and does not
expect to early adopt ASU
2016
-
13.
The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.

In
December 2019,
the FASB issued Accounting Standards Update
2019
-
12,
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes (“ASU
2019
-
12”
), which simplifies accounting for income taxes by revising or clarifying existing guidance in ASC
740,
as well as removing certain exceptions within ASC
740.
ASU
2019
-
12
is effective for annual reporting periods beginning after
December 15, 2020
and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.